Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income (loss) - basic						$ 1,034,813
Allocation of net income (loss) - diluted						$ 1,031,659
Denominator:
Basic weighted average shares outstanding	41,400,000	41,400,000		41,400,000	31,245,283	36,976,438
Diluted weighted average shares outstanding	41,400,000	41,400,000		41,400,000	31,245,283	36,976,438
Basic net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)	$ 0.03
Diluted net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)	$ 0.03
Class A Common Stock | Common Stock
Numerator:
Allocation of net income (loss) - basic	$ 1,829,845	$ (2,142,545)		$ 9,208,069	$ (5,406,554)
Allocation of net income (loss) - diluted	$ 1,829,845	$ (2,142,545)		$ 9,208,069	$ (5,406,554)
Denominator:
Basic weighted average shares outstanding	41,400,000	41,400,000		41,400,000	31,245,283
Diluted weighted average shares outstanding	41,400,000	41,400,000		41,400,000	31,245,283
Basic net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)
Diluted net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)
Class B Common Stock
Numerator:
Allocation of net income (loss) - basic			$ (12,681)			$ 285,616
Allocation of net income (loss) - diluted			$ (12,681)			$ 288,770
Denominator:
Basic weighted average shares outstanding	10,350,000	10,350,000	9,000,000	10,350,000	10,018,868	10,205,753
Diluted weighted average shares outstanding	10,350,000	10,350,000	9,000,000	10,350,000	10,018,868	10,350,000
Basic net income (loss) per ordinary share	$ 0.04	$ (0.05)	$ 0.00	$ 0.22	$ (0.17)	$ 0.03
Diluted net income (loss) per ordinary share	$ 0.04	$ (0.05)	$ 0.00	$ 0.22	$ (0.17)	$ 0.03
Class B Common Stock | Common Stock
Numerator:
Allocation of net income (loss) - basic	$ 457,461	$ (535,636)		$ 2,302,017	$ (1,733,623)
Allocation of net income (loss) - diluted	$ 457,461	$ (535,636)		$ 2,302,017	$ (1,733,623)
Denominator:
Basic weighted average shares outstanding	10,350,000	10,350,000		10,350,000	10,018,868
Diluted weighted average shares outstanding	10,350,000	10,350,000		10,350,000	10,018,868
Basic net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)
Diluted net income (loss) per ordinary share	$ 0.04	$ (0.05)		$ 0.22	$ (0.17)